Document and Entity Information	12 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Central Index Key	0000357298
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 31, 2013